ASSETS FROM THE INVESTOR ASSURANCE PROGRAM - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets From Investor Assurance Program [Abstract]
Additional provisions as provision for assets and liabilities	¥ 0	¥ 8,277
Allowance for uncollectible assets		¥ 8,277